CONTINGENT LIABILITIES AND COMMITMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2016
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Payments in respect of settlements, reimbursement rights		£ 217
Loans payable in default	£ 4,678		£ 15,655
Increase (Decrease) In Current Tax Liability	650
Increase (decrease) in deferred tax liability (asset)	(350)
Liabilities	762,966		769,328
Capital commitments	444		543
Recognised finance lease as assets	440		541
Irrevocable Loan Commitments [Member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Liabilities	£ 60,126		£ 63,203